ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	263,577	638,148	98,513
Allowance for doubtful accounts	(3,230)	(17,592)	(2,716)

	260,347	620,556	95,797

The Group maintains allowance for doubtful accounts for estimated is recorded when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. As of December 31, 2014  and 2015, all accounts receivable were due from third party customers. The following table presents movement of the allowance for doubtful receivables:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Balance at the beginning of the year	72	3,230	499
Charged to general and administrative expenses	3,230	13,326	2,057
Additions in connection with business acquisition	—	729	113
Write-off during the year	(72)	—	—
Foreign Exchange effect	—	307	47

Balance at the end of the year	3,230	17,592	2,716